MD&A - Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of MDA Capital Management [Line Items]
Disclosure of reconciliation IFRS equity to Swiss SRB CET1 capital [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital
USD million	31.12.19	31.12.18
Total IFRS equity	54,707	53,103
Equity attributable to non-controlling interests	(174)	(176)
Defined benefit plans, net of tax	(9)	0
Deferred tax assets recognized for tax loss carry-forwards	(6,121)	(6,107)
Deferred tax assets on temporary differences, excess over threshold	(221)	(586)
Goodwill, net of tax[1]	(6,178)	(6,514)
Intangible assets, net of tax	(195)	(251)
Compensation-related components (not recognized in net profit)	(1,717)	(1,652)
Expected losses on advanced internal ratings-based portfolio less provisions	(495)	(368)
Unrealized (gains) / losses from cash flow hedges, net of tax	(1,260)	(109)
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	48	(397)
Prudential valuation adjustments	(104)	(120)
Accruals for proposed dividends to shareholders	(2,628)	(2,648)
Other	(72)	(56)
Total common equity tier 1 capital	35,582	34,119
1 Includes goodwill related to significant investments in financial institutions of USD 178 million as of 31 December 2019 (31 December 2018: USD 176 million) presented on the balance sheet line Investments in associates.

UBS AG
Disclosure Of MDA Capital Management [Line Items]
Disclosure of reconciliation IFRS equity to Swiss SRB CET1 capital [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital
USD million	31.12.19	31.12.18
Total IFRS equity	54,707	53,103
Equity attributable to non-controlling interests	(174)	(176)
Defined benefit plans, net of tax	(9)	0
Deferred tax assets recognized for tax loss carry-forwards	(6,121)	(6,107)
Deferred tax assets on temporary differences, excess over threshold	(221)	(586)
Goodwill, net of tax[1]	(6,178)	(6,514)
Intangible assets, net of tax	(195)	(251)
Compensation-related components (not recognized in net profit)	(1,717)	(1,652)
Expected losses on advanced internal ratings-based portfolio less provisions	(495)	(368)
Unrealized (gains) / losses from cash flow hedges, net of tax	(1,260)	(109)
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	48	(397)
Prudential valuation adjustments	(104)	(120)
Accruals for proposed dividends to shareholders	(2,628)	(2,648)
Other	(72)	(56)
Total common equity tier 1 capital	35,582	34,119
1 Includes goodwill related to significant investments in financial institutions of USD 178 million as of 31 December 2019 (31 December 2018: USD 176 million) presented on the balance sheet line Investments in associates.